Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended			12 Months Ended
	Nov. 30, 2008	Oct. 04, 2012 Illinios Department of Revenue	Dec. 31, 2012 HRE Trust Fund	Jul. 08, 2011 HRE Trust Fund	Mar. 02, 2011 HRE Trust Fund member	Dec. 31, 2012 HRE Trust Fund Arlington Park Purses	Dec. 31, 2012 HRE Trust Fund Arlington Park Improvements, Marketing and Maintainance
Gain Contingencies [Line Items]
Loss Contingency, Payment in Protest		$ 2.9
Period Of Time Public Act 94-804 Was Extended	3 years
Surcharge Of Revenues Of Illinois Riverboat Casinos	3.00%
Number Of Members Of The Seventh Circuit Court					3
Length Of Stay Related To Dissolutation Of A Temporary Restraining Order				30 days
Cash Received From Legal Proceedings			$ 45.4			$ 26.1	$ 19.3